NET LOSS PER SHARE (Details) - Schedule of Reconciliation of Denominators Used in Computation - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Reconciliation of Denominators Used in Computation [Abstract]
Net loss					$ (8,786,277)	$ (6,930,139)
Weighted average outstanding shares of common stock					14,017,095	13,462,396
Dilutive effect of stock options and warrants
Common stock and equivalents					14,017,095	13,462,396
Net loss per share – Basic and diluted	$ (0.93)	$ (0.12)	$ (1.11)	$ (0.50)	$ (0.63)	$ (0.51)